VY T Rowe Price Diversified Mid Cap Growth Portfolio Investment Strategy - VY T Rowe Price Diversified Mid Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap growth companies. For purposes of the Portfolio’s 80% investment policy, the Portfolio considers a company to be a growth company if the company ’ s securities are represented in an appropriate third- party growth- oriented index . The Portfolio defines a mid-cap company as a company whose market capitalization falls within the market capitalization range of companies in the Russell Midcap Index, MSCI USA Mid Cap Index or MSCI World Mid Cap Index (after the sub-adviser (the “Sub-Adviser”) removes any companies from the high and low ends of the range of each index based on the Sub-Adviser’s assessment that those companies, due to their sizes, should not be considered mid- cap companies) . The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the midcap equity market. As of December 31 , 2025, the market capitalization range represented across these indexes ( after removing any outlier companies) was $1.6 billion to $101.0 billion . The Portfolio is broadly diversified, and the top 25 holdings are not expected to constitute a large portion of the Portfolio’s assets. This broad diversification should help reduce the effects of individual security price volatility on overall fund performance. Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage. Valuation measures, such as a company's price/earnings ratio relative to the market and its own growth rate, are also considered. In selecting these companies, the Sub-Adviser seeks to identify companies that it believes will have earnings that grow at a faster rate than the average company. The Portfolio has the flexibility to purchase some large-cap and small-cap companies that have qualities consistent with the Portfolio’s core characteristics. The Portfolio typically limits holdings of high-yielding stocks, but the payment of dividends – even above-average dividends – does not disqualify a stock from consideration. Most holdings are expected to have relatively low dividend yields. In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign (non-U.S.) stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio's investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio's foreign (non-U.S.) holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may from time to time emphasize one or more sectors in selecting its investments. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder, in affiliated and internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign (non-U.S.) dollar currencies. The Sub-Adviser integrates environmental, social, and governance (“ESG”) factors into its investment research process for certain investments. While ESG factors vary widely, the Sub-Adviser generally considers ESG factors such as climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives, an ESG analysis may not be relevant or possible due to a lack of data. Where ESG considerations are integrated into the investment research process, the Sub-Adviser focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Portfolio’s portfolio. The Sub-Adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Portfolio. The Sub-Adviser may sell assets for a variety of reasons, including in response to a change in the Sub-Adviser’s original investment considerations, to limit losses, to adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.